UAM FUNDS
FUNDS FOR THE INFORMED INVESTORSM

SUPPLEMENT DATED JUNE 14, 1999, TO THE
INSTITUTIONAL AND ADVISOR CLASS
PROSPECTUSES DATED APRIL 28, 1999, OF THE
HEITMAN REAL ESTATE PORTFOLIO

The information contained in the "Portfolio
Managers" section of the portfolio's
prospectuses is hereby replaced in its entirety with the following information:

PORTFOLIO MANAGERS

A team of investment professionals is primarily responsible for the day-to-day management of the portfolio. Listed below are the investment professionals that comprise the team and a brief description of their business experience.

MANAGER   			EXPERIENCE

Timothy J. Pire, CFA	Mr. Pire is President of the
adviser with responsibility for
portfolio management of
publicly traded real estate
securities and implementation
of the investment strategy
through portfolio
management.  Prior to joining
the adviser in 1992, Mr. Pire
served as an Associate
Appraiser with Lyon, Skelte &
Speirs in Seattle, Washington
from 1990-1992 where he was
involved in valuation of
commercial real estate and
writing full narrative
appraisals.

Randall E. Newsome	Mr. Newsome is Vice President
of the adviser with
responsibility for portfolio
management of publicly
traded real estate securities
and implementation of the
investment strategy through
portfolio management.  Mr.
Newsome joined the adviser in
1993 initially as a Research
Analyst. He was a Vice
President with The Stratus
Corporation in Chicago,
Illinois from 1989-1993 where
he was responsible for
property management, leasing
and construction management.

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